Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
(Loss)/Income for the year	$ (1,747)	$ 431	$ 5,272
Adjustments for:
Depreciation	10,012	6,236	4,725
Depreciation of deferred drydocking costs	4,513	3,507	4,185
Payment of deferred drydocking costs	(5,115)	(2,344)	(10,433)
Provision for staff retirement indemnities	62	20	23
Reversal of impairment	0	(1,891)	(4,400)
Gain on derivative financial instruments	(27)	(467)	(388)
Gain on sale of vessel	(2,137)	(2)	(3,876)
Interest expense and finance costs, net	8,133	6,289	4,354
Gain from the modification of the Loan	(461)	0	(417)
Interest income	(1,529)	(2,766)	(2,634)
Stock based compensation	1,340
Foreign exchange (gains)/losses, net	85	(69)	64
Trade accounts receivable	460	37	(1,042)
Inventories	(991)	30	1,772
Prepayments and other assets	1,090	(584)	1,098
Trade accounts payable	(1,458)	2,936	(3,385)
Accrued liabilities and other payables	(613)	(87)	355
Deferred revenue	(249)	9	272
Net cash generated from / (used in) operating activities	11,368	11,285	(4,455)
Cash flows from investing activities:
Vessel acquisition	0	(105,090)	0
Net Proceeds from sale of vessel	8,362	11,498	35,097
Advances for vessel acquisition	(7,520)	(7,522)	(19,074)
Repayment of Sellers' credit	(19,000)
Vessels' improvements	(317)	(522)	(161)
Purchases of office furniture and equipment	(12)	(51)	(37)
Interest received	1,529	2,766	2,634
Net cash generated from / (used in) investing activities	(16,958)	(98,921)	18,459
Cash flows from financing activities:
Proceeds from long-term borrowings and financial liabilities	1,400	76,000	25,000
Repayment of long-term borrowings and financial liabilities	(8,232)	(7,043)	(6,250)
Prepayment of long-term borrowings	(1,879)	(2,567)	(10,505)
(Increase)/decrease in restricted cash	1,370	(200)	2,348
Payment of financing costs	0	(986)	(406)
Payment of lease liability - principal	(339)	(310)	(321)
Interest paid	(7,313)	(4,623)	(2,501)
Net cash (used in) /generated from financing activities	(14,993)	60,271	7,365
Net increase / (decrease) in cash and cash equivalents	(20,583)	(27,365)	21,369
Cash and cash equivalents at the beginning of the year	46,837	74,202	52,833
Cash and cash equivalents at the end of the year	$ 26,254	$ 46,837	$ 74,202